Earnings Per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share
EARNINGS PER SHARE
The computation of basic earnings per share, or EPS, is based upon the weighted-average of our ordinary shares outstanding. The computation of diluted EPS is based upon the weighted-average of our ordinary shares and the dilutive potential of ordinary shares outstanding. Dilutive potential of ordinary shares outstanding refers to the impact of ordinary equivalent shares resulting from the assumed exercise of stock options under the treasury stock method.
The computation for basic and diluted EPS was as follows (in thousands, except share and per share data):

	For the Year Ended December 31
	2011	2012	2013
Income (numerator):
Net income for basic and diluted EPS	€2,710	€774	24,601

Shares (denominator):
Weighted-average shares for basic EPS	14,964,021	15,014,411	15,261,799
Effect of dilutive securities	376,838	625,479	1,340,944
Weighted-average shares for diluted EPS	15,340,859	15,639,890	16,602,743

Basic EPS	€0.18	€0.05	€1.61
Diluted EPS	€0.18	€0.05	€1.48

For the years ended December 31, 2011, 2012 and 2013, there were employee stock options, calculated on a weighted-average basis, to purchase 644,146, 236,296 and nil shares, respectively, of our common stock, with exercise prices greater than the average market prices of our common stock for these periods, which are not included in the computation of diluted EPS as their impact would have been anti-dilutive.